Segments of Business and Geographic Areas (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	$ 3,595	$ 2,934	$ 2,893
Consumer [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	533	468	670
Pharmaceutical [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	856	737	729
Medical Devices and Diagnostics [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	1,724	1,230	1,095
Operating Segments [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	3,113	2,435	2,494
General Corporate [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	$ 482	$ 499	$ 399